Expense Example, No Redemption - Class C	Dec. 29, 2025 USD ($)
Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 278
Expense Example, No Redemption, 3 Years	1,112
Expense Example, No Redemption, 5 Years	1,962
Expense Example, No Redemption, 10 Years	4,160
Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	301
Expense Example, No Redemption, 3 Years	1,387
Expense Example, No Redemption, 5 Years	2,466
Expense Example, No Redemption, 10 Years	5,130
Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	312
Expense Example, No Redemption, 3 Years	1,247
Expense Example, No Redemption, 5 Years	2,190
Expense Example, No Redemption, 10 Years	4,582
Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	320
Expense Example, No Redemption, 3 Years	1,382
Expense Example, No Redemption, 5 Years	2,439
Expense Example, No Redemption, 10 Years	5,062
Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	331
Expense Example, No Redemption, 3 Years	1,350
Expense Example, No Redemption, 5 Years	2,369
Expense Example, No Redemption, 10 Years	4,915
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	270
Expense Example, No Redemption, 3 Years	829
Expense Example, No Redemption, 5 Years	1,415
Expense Example, No Redemption, 10 Years	3,003
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	265
Expense Example, No Redemption, 3 Years	814
Expense Example, No Redemption, 5 Years	1,390
Expense Example, No Redemption, 10 Years	2,954
Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	280
Expense Example, No Redemption, 3 Years	859
Expense Example, No Redemption, 5 Years	1,464
Expense Example, No Redemption, 10 Years	3,099
Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	286
Expense Example, No Redemption, 3 Years	877
Expense Example, No Redemption, 5 Years	1,494
Expense Example, No Redemption, 10 Years	3,157
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	313
Expense Example, No Redemption, 3 Years	957
Expense Example, No Redemption, 5 Years	1,625
Expense Example, No Redemption, 10 Years	3,411
Small Capitalization Portfolio | Small Capitalization Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	362
Expense Example, No Redemption, 3 Years	1,110
Expense Example, No Redemption, 5 Years	1,859
Expense Example, No Redemption, 10 Years	3,854
International Equity Portfolio | International Equity Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	452
Expense Example, No Redemption, 3 Years	1,363
Expense Example, No Redemption, 5 Years	2,283
Expense Example, No Redemption, 10 Years	4,622
Health & Biotechnology Portfolio | Health & Biotechnology Porfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	363
Expense Example, No Redemption, 3 Years	1,103
Expense Example, No Redemption, 5 Years	1,864
Expense Example, No Redemption, 10 Years	3,862
Technology & Communications Portfolio | Technology & Communications Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	345
Expense Example, No Redemption, 3 Years	1,051
Expense Example, No Redemption, 5 Years	1,779
Expense Example, No Redemption, 10 Years	$ 3,703